Property and Equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4 – Property and Equipment, net

Property and equipment include the following:

	December 31,
	2016	2015
Office equipment	$2,848	$9,494
Medical equipment	446,506	418,280
Furniture and fixtures	121,625	126,150
Computer software and equipment	74,572	85,118
Leasehold improvements	304,661	301,610
	950,212	940,652
Less: accumulated depreciation	(441,618)	(297,565)
Property and equipment, net	$508,594	$643,087

During the year ended December 31, 2016, the Company disposed of fully depreciated property and equipment in the amount of $39,476. Depreciation expense amounted to $183,529 and $139,793 for the years ended December 31, 2016 and 2015, respectively. Depreciation expense is reflected in general and administrative expenses and research and development expenses in the consolidated statement of operations.